Quarterly Report
May 31, 2021
SSGA Funds
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Defensive Emerging Markets Equity Fund	1
State Street International Stock Selection Fund	5
Notes to Schedules of Investments (Unaudited)	10
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.0%
BRAZIL — 4.6%
Cia Siderurgica Nacional SA ADR (a)	50,200	$428,206
EDP - Energias do Brasil SA	30,900	110,575
Sao Martinho SA	12,900	85,196
SLC Agricola SA	36,600	372,201
Transmissora Alianca de Energia Eletrica SA	60,800	451,360
Vale SA ADR	34,400	740,288
		2,187,826
CHILE — 0.2%
AES Gener SA	506,998	73,198
CHINA — 26.2%
Alibaba Group Holding, Ltd. ADR (b)	700	149,772
Baidu, Inc. ADR (b)	3,500	686,945
Bank of Communications Co., Ltd. Class H	117,000	78,845
China Construction Bank Corp. Class H	1,167,000	959,355
China Hongqiao Group, Ltd.	147,500	237,949
China Longyuan Power Group Corp., Ltd. Class H	104,000	147,138
China Medical System Holdings, Ltd.	91,000	233,336
China Meidong Auto Holdings, Ltd. (a)	14,000	73,780
China Minsheng Banking Corp., Ltd. Class H (a)	245,500	131,593
China Petroleum & Chemical Corp. Class H	996,000	530,026
China Resources Cement Holdings, Ltd.	14,000	14,846
China Resources Power Holdings Co., Ltd.	424,000	546,328
China Shenhua Energy Co., Ltd. Class A	132,200	414,936
China Shenhua Energy Co., Ltd. Class H	347,000	786,025
China Yangtze Power Co., Ltd. Class A	110,300	344,119
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,600	49,063
COFCO Meat Holdings, Ltd. (a)	472,000	207,997
Daqin Railway Co., Ltd. Class A	395,500	425,590
Hengan International Group Co., Ltd.	49,000	328,628
Intco Medical Technology Co., Ltd. Class A	2,100	46,861
JD.com, Inc. ADR (b)	1,300	96,122
Jiangsu Expressway Co., Ltd. Class H	350,000	423,469
Kingfa Sci & Tech Co., Ltd. Class A	25,900	91,790
Lenovo Group, Ltd.	606,000	726,179
Security Description	Shares	Value
Meituan Class B (b)(c)	4,400	$166,682
Nanjing Iron & Steel Co., Ltd. Class A	455,400	261,120
NetEase, Inc. ADR	900	106,137
Nexteer Automotive Group, Ltd.	48,000	59,065
Pharmaron Beijing Co., Ltd. Class H (c)	8,900	213,185
SDIC Power Holdings Co., Ltd. Class A	371,300	562,867
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	39,685	89,211
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,000	75,875
Sinotruk Hong Kong, Ltd.	69,500	162,984
TangShan Port Group Co., Ltd. Class A	191,700	73,480
Tencent Holdings, Ltd.	11,600	925,202
Tianneng Power International, Ltd. (a)(b)	64,000	117,595
Vipshop Holdings, Ltd. ADR (b)	11,400	263,682
Yadea Group Holdings, Ltd. (a)(c)	158,000	352,201
Yuexiu Transport Infrastructure, Ltd.	284,000	172,722
Zhongsheng Group Holdings, Ltd.	133,500	1,148,208
		12,480,908
CZECH REPUBLIC — 2.6%
O2 Czech Republic A/S (b)	84,040	1,153,163
Philip Morris CR A/S	118	82,511
		1,235,674
HONG KONG — 1.0%
Nine Dragons Paper Holdings, Ltd.	51,000	77,017
Yuexiu Real Estate Investment Trust	760,000	402,479
		479,496
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	342,725
INDIA — 6.1%
Apollo Tyres, Ltd. (b)	53,572	164,726
HCL Technologies, Ltd.	85,361	1,114,698
Hindustan Petroleum Corp., Ltd.	53,994	207,948
Power Grid Corp. of India, Ltd.	104,828	326,672
Tech Mahindra, Ltd.	53,885	762,427
Wipro, Ltd.	43,638	325,045
		2,901,516
MALAYSIA — 1.0%
AMMB Holdings Bhd	124,200	85,634
IGB Real Estate Investment Trust	228,800	91,332
RHB Bank Bhd	87,400	112,065
Supermax Corp. Bhd	127,600	127,492

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd	40,000	$50,127
		466,650
MEXICO — 0.8%
Altos Hornos de Mexico SA de CV (b)(d)	499,000	—
Arca Continental SAB de CV	42,100	236,984
Gruma SAB de CV Class B	14,885	162,167
		399,151
PAKISTAN — 0.4%
Indus Motor Co., Ltd.	17,140	134,965
MCB Bank, Ltd.	56,300	60,569
		195,534
PHILIPPINES — 2.4%
Globe Telecom, Inc.	13,205	498,943
Manila Electric Co.	103,790	615,824
		1,114,767
POLAND — 0.4%
Neuca SA	814	174,690
QATAR — 2.0%
Masraf Al Rayan QSC	62,132	75,924
Ooredoo QSC	142,724	270,543
Qatar Gas Transport Co., Ltd.	253,190	215,531
Qatar Islamic Bank SAQ	85,075	404,157
		966,155
RUSSIA — 4.0%
Alrosa PJSC (b)	849,749	1,326,075
PhosAgro PJSC GDR	20,419	417,773
X5 Retail Group NV GDR	4,487	134,161
		1,878,009
SAUDI ARABIA — 5.6%
Advanced Petrochemical Co.	11,872	259,267
Al Rajhi Bank	10,813	297,554
Bank Al-Jazira (b)	95,544	470,300
Jarir Marketing Co.	10,060	563,323
Qassim Cement Co.	14,089	319,329
Riyad Bank	12,745	89,379
Saudi Telecom Co.	10,710	355,834
United Electronics Co.	8,099	262,174
Yanbu Cement Co.	5,447	64,052
		2,681,212
SINGAPORE — 0.5%
BOC Aviation, Ltd. (c)	27,500	244,495
SOUTH KOREA — 12.5%
E-MART, Inc.	1,197	170,647
Hyosung TNC Corp.	167	105,563
Hyundai Glovis Co., Ltd.	1,261	213,690
Kia Corp.	6,189	475,010
Kolon Industries, Inc.	4,185	233,772
KT&G Corp.	15,638	1,181,999
Kumho Petrochemical Co., Ltd.	1,661	344,769
LG Electronics, Inc.	2,742	373,697
Security Description	Shares	Value
NongShim Co., Ltd.	419	$113,269
POSCO	1,716	546,203
Samsung Card Co., Ltd.	2,133	65,025
Samsung Electro-Mechanics Co., Ltd.	383	58,551
Samsung Electronics Co., Ltd. GDR	91	164,528
Samsung Electronics Co., Ltd.	11,984	864,980
Shinhan Financial Group Co., Ltd.	7,426	282,645
SK Hynix, Inc.	2,151	244,936
SK Telecom Co., Ltd.	1,805	513,032
		5,952,316
TAIWAN — 23.1%
Asustek Computer, Inc.	45,000	640,760
Cathay Financial Holding Co., Ltd.	415,746	837,772
Chunghwa Telecom Co., Ltd.	31,000	126,836
CTBC Financial Holding Co., Ltd.	1,294,000	1,075,204
First Financial Holding Co., Ltd.	1,026,087	813,753
Fubon Financial Holding Co., Ltd.	469,000	1,222,354
Greatek Electronics, Inc.	215,000	558,804
Hon Hai Precision Industry Co., Ltd.	35,000	143,202
Lite-On Technology Corp.	201,000	479,667
Pou Chen Corp.	49,000	66,504
Powertech Technology, Inc.	156,000	601,719
Sampo Corp.	330,200	351,739
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	293,400
Taiwan Semiconductor Manufacturing Co., Ltd.	64,782	1,394,166
Taiwan Shin Kong Security Co., Ltd.	290,880	400,031
Tripod Technology Corp.	17,000	78,748
Ttet Union Corp.	41,000	237,216
Uni-President Enterprises Corp.	267,960	710,941
United Microelectronics Corp.	272,000	519,673
Yuanta Financial Holding Co., Ltd.	487,760	450,124
		11,002,613
THAILAND — 0.3%
Sri Trang Gloves Thailand PCL NVDR	30,800	43,120
Thai Union Group PCL NVDR	161,500	91,990
		135,110
TURKEY — 0.2%
Ford Otomotiv Sanayi A/S	5,172	105,001
UNITED ARAB EMIRATES — 2.4%
Aldar Properties PJSC	1,004,515	998,184

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	19,776	$116,616
		1,114,800
TOTAL COMMON STOCKS (Cost $35,814,746)		46,131,846

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f)	415,727	415,727
State Street Navigator Securities Lending Portfolio II (g) (h)	894,753	894,753
TOTAL SHORT-TERM INVESTMENTS (Cost $1,310,480)		1,310,480
TOTAL INVESTMENTS — 99.7% (Cost $37,125,226)		47,442,326
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		130,057
NET ASSETS — 100.0%		$47,572,383
(a)	All or a portion of the shares of the security are on loan at May 31, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of May 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

At May 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	13	06/18/2021	$856,755	$884,585	$27,830
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,131,846	$—	$0(a)	$46,131,846
Short-Term Investments	1,310,480	—	—	1,310,480
TOTAL INVESTMENTS	$47,442,326	$—	$0	$47,442,326
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	27,830	—	—	27,830
TOTAL OTHER FINANCIAL INSTRUMENTS:	$27,830	$—	$—	$27,830
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$47,470,156	$—	$—	$47,470,156
(a)	The Fund held a Level 3 security that was valued at $0 at May 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Industry Breakdown as of May 31, 2021

% of Net Assets
Banks	10.4%
Semiconductors & Semiconductor Equipment	7.6
Metals & Mining	7.4
Technology Hardware, Storage & Peripherals	6.1
Diversified Telecommunication Services	5.0
IT Services	4.6
Oil, Gas & Consumable Fuels	4.5
Specialty Retail	4.5
Insurance	4.3
Food Products	4.2
Independent Power and Renewable Electricity Producers	3.5
Interactive Media & Services	3.4
Electric Utilities	3.2
Real Estate Investment Trusts (REITs)	3.1
Chemicals	2.8
Tobacco	2.7
Automobiles	2.3
Wireless Telecommunication Services	2.1
Household Durables	1.5
Internet & Direct Marketing Retail	1.4
Transportation Infrastructure	1.4
Diversified Financial Services	1.0
Road & Rail	0.9
Commercial Services & Supplies	0.8
Construction Materials	0.8
Health Care Equipment & Supplies	0.7
Auto Components	0.7
Personal Products	0.7
Food & Staples Retailing	0.6
Electronic Equipment, Instruments & Components	0.6
Trading Companies & Distributors	0.5
Beverages	0.5
Pharmaceuticals	0.5
Air Freight & Logistics	0.5
Life Sciences Tools & Services	0.5
Health Care Providers & Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Machinery	0.3
Entertainment	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Biotechnology	0.1
Short-Term Investments	2.7
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/21	Value at 5/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	752,339	$752,339	$7,648,817	$7,985,429	$—	$—	415,727	$415,727	$228
State Street Navigator Securities Lending Portfolio II	—	—	4,503,549	3,608,796	—	—	894,753	894,753	243
Total		$752,339	$12,152,366	$11,594,225	$—	$—		$1,310,480	$471
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 8.5%
Aurizon Holdings, Ltd.	14,813	$41,338
Australia & New Zealand Banking Group, Ltd.	15,500	343,054
BHP Group PLC (a)	79,384	2,391,726
BHP Group, Ltd.	31,709	1,169,668
Coles Group, Ltd.	63,466	810,703
Computershare, Ltd.	85,170	1,031,480
Fortescue Metals Group, Ltd.	68,592	1,186,044
JB Hi-Fi, Ltd. (a)	13,408	501,824
Metcash, Ltd. (a)	81,127	221,394
Rio Tinto PLC	33,131	2,851,164
Rio Tinto, Ltd.	7,189	685,712
Scentre Group REIT	362,198	759,474
Sonic Healthcare, Ltd.	75,156	2,015,655
Stockland REIT	370,910	1,335,314
Telstra Corp., Ltd.	287,655	780,572
Wesfarmers, Ltd.	31,909	1,362,519
		17,487,641
AUSTRIA — 0.4%
ANDRITZ AG	1,895	108,980
OMV AG	5,296	302,373
Semperit AG Holding	9,127	404,573
		815,926
BELGIUM — 0.2%
Ageas SA/NV (a)	6,193	404,035
CHINA — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	314,900	357,164
DENMARK — 2.4%
AP Moller - Maersk A/S Class A	534	1,409,826
AP Moller - Maersk A/S Class B	603	1,664,178
Carlsberg AS Class B	1,012	185,201
D/S Norden A/S	13,504	376,009
Per Aarsleff Holding A/S	3,607	174,488
Scandinavian Tobacco Group A/S Class A (b)	42,224	888,351
Spar Nord Bank A/S	12,705	142,921
		4,840,974
FINLAND — 3.4%
Kesko Oyj Class B (a)	65,103	2,244,351
Nordea Bank Abp	226,392	2,423,637
Tokmanni Group Corp.	35,706	991,879
Uponor Oyj	31,598	946,350
Valmet Oyj	7,579	325,511
		6,931,728
FRANCE — 9.0%
AKWEL	16,852	584,652
ALD SA (b)	51,296	785,664
Arkema SA	3,752	492,997
BNP Paribas SA	39,297	2,676,372
Cie de Saint-Gobain (c)	35,242	2,355,936
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	4,253	$652,439
CNP Assurances	97,826	1,769,129
Coface SA (c)	79,713	969,144
Derichebourg SA (c)	27,898	286,790
Electricite de France SA	35,814	498,968
L'Oreal SA	218	97,909
LVMH Moet Hennessy Louis Vuitton SE	874	694,901
Maisons du Monde SA (b)(c)	20,570	554,358
Manitou BF SA	10,227	339,843
Metropole Television SA	22,251	472,674
Publicis Groupe SA	33,080	2,238,837
Sanofi	14,301	1,516,700
Television Francaise 1	100,296	1,045,716
Vilmorin & Cie SA	6,222	445,381
		18,478,410
GERMANY — 9.3%
ADVA Optical Networking SE (c)	6,724	91,179
Allianz SE	5,757	1,512,539
Aurubis AG	10,439	995,473
Bayerische Motoren Werke AG	23,584	2,493,449
Cewe Stiftung & Co. KGaA	629	101,862
Daimler AG	31,770	2,950,972
Deutsche Post AG	42,715	2,906,555
Deutsche Telekom AG	89,412	1,852,914
Jungheinrich AG Preference Shares	15,933	814,484
Merck KGaA	13,044	2,347,005
STO SE & Co. KGaA Preference Shares	460	99,176
Volkswagen AG	3,934	1,398,897
Volkswagen AG Preference Shares	4,961	1,381,749
		18,946,254
HONG KONG — 2.1%
Chow Sang Sang Holdings International, Ltd.	331,000	580,889
Cowell e Holdings, Inc.	308,000	180,175
Hang Lung Group, Ltd.	23,000	57,197
K Wah International Holdings, Ltd.	1,601,000	802,470
Luk Fook Holdings International, Ltd.	23,000	65,050
Pacific Textiles Holdings, Ltd.	587,000	384,229
Sun Hung Kai & Co., Ltd.	893,000	502,830
Texhong Textile Group, Ltd.	276,500	421,827
VTech Holdings, Ltd.	97,100	1,002,792
WH Group, Ltd. (b)	151,500	129,424
Yue Yuen Industrial Holdings, Ltd.	91,500	233,439
		4,360,322
INDONESIA — 0.3%
Golden Agri-Resources, Ltd.	3,594,600	625,148

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
ISRAEL — 0.1%
Plus500, Ltd.	6,990	$149,889
ITALY — 2.4%
A2A SpA	220,662	460,003
Enel SpA	65,151	640,036
Intesa Sanpaolo SpA	561,924	1,655,878
Iren SpA	63,949	199,323
La Doria SpA	22,935	494,475
Mediobanca Banca di Credito Finanziario SpA (c)	79,681	948,350
Snam SpA	11,753	68,895
Unipol Gruppo SpA	83,590	466,857
		4,933,817
JAPAN — 24.6%
AGC, Inc. (a)	5,900	256,767
Arcs Co., Ltd.	5,800	126,102
BML, Inc.	25,500	867,142
Brother Industries, Ltd.	84,100	1,751,142
Cosmo Energy Holdings Co., Ltd.	15,200	315,666
Daihen Corp.	10,700	484,659
Dai-ichi Life Holdings, Inc.	68,000	1,382,474
Daikokutenbussan Co., Ltd. (a)	3,100	214,221
Daiwa House Industry Co., Ltd.	3,400	99,243
Dexerials Corp.	11,200	227,600
ENEOS Holdings, Inc.	53,000	218,350
FUJIFILM Holdings Corp.	35,100	2,437,043
Fujitsu, Ltd.	14,500	2,347,908
H.U. Group Holdings, Inc.	30,600	820,476
Hitachi, Ltd.	50,500	2,637,301
Iida Group Holdings Co., Ltd.	67,100	1,781,432
ITOCHU Corp.	60,800	1,798,509
Itochu Enex Co., Ltd.	64,300	588,351
Japan Post Insurance Co., Ltd.	87,700	1,676,788
KDDI Corp.	34,300	1,160,769
K's Holdings Corp.	5,000	59,180
Marubeni Corp.	118,700	1,045,373
Mitsubishi Gas Chemical Co., Inc.	75,900	1,764,216
Mitsubishi UFJ Financial Group, Inc.	89,900	507,470
Mitsui & Co., Ltd.	107,500	2,362,680
NGK Insulators, Ltd.	7,200	125,730
NH Foods, Ltd.	24,600	979,879
Nippon Express Co., Ltd.	5,500	439,159
Nippon Telegraph & Telephone Corp.	44,900	1,198,383
Nippon Yusen KK	50,300	2,067,688
Nitto Denko Corp.	20,000	1,545,955
Nomura Real Estate Holdings, Inc.	77,200	1,972,963
NTT Data Corp.	55,400	897,819
ORIX Corp.	32,700	575,045
Prima Meat Packers, Ltd.	31,300	856,344
Sanwa Holdings Corp.	29,000	350,107
Seiko Epson Corp.	50,400	887,914
Security Description	Shares	Value
Sekisui House, Ltd.	25,100	$520,579
Sinko Industries, Ltd.	8,600	149,082
SKY Perfect JSAT Holdings, Inc.	66,600	262,556
SoftBank Group Corp.	8,000	601,338
Sony Group Corp.	7,100	697,168
Sumitomo Chemical Co., Ltd.	87,500	477,990
Sumitomo Dainippon Pharma Co., Ltd.	106,500	2,022,661
T&D Holdings, Inc.	150,900	2,047,080
TDK Corp.	8,800	1,116,875
Toa Corp. (a)	16,300	364,481
Tokyo Electron, Ltd.	4,600	2,037,930
Toyota Tsusho Corp.	10,200	455,511
Tsubakimoto Chain Co.	2,100	58,793
Yamaha Motor Co., Ltd. (a)	21,700	631,233
		50,271,125
JORDAN — 0.3%
Hikma Pharmaceuticals PLC	15,633	542,215
LUXEMBOURG — 0.7%
ArcelorMittal SA (c)	17,567	576,147
SES SA	96,941	834,595
		1,410,742
MALTA — 0.2%
Kindred Group PLC SDR	25,000	435,927
NETHERLANDS — 5.9%
Accell Group NV (c)	19,671	1,105,837
ASM International NV	1,531	480,187
ASML Holding NV	1,786	1,191,767
Koninklijke Ahold Delhaize NV	67,557	1,946,284
Koninklijke KPN NV	34,926	115,761
Koninklijke Philips NV	41,425	2,324,985
NN Group NV	15,083	763,860
PostNL NV	19,189	112,554
Randstad NV	19,792	1,538,387
Royal Dutch Shell PLC Class A	37,837	722,539
Royal Dutch Shell PLC Class B	36,135	658,243
Signify NV (b)	17,183	1,063,615
		12,024,019
NEW ZEALAND — 1.0%
Argosy Property, Ltd.	248,858	275,817
Spark New Zealand, Ltd.	514,723	1,689,080
		1,964,897
NORWAY — 1.5%
Europris ASA (b)	118,948	802,895
SpareBank 1 Nord Norge	59,531	598,656
SpareBank 1 Oestlandet	20,927	289,770
SpareBank 1 SMN	61,450	868,515
Veidekke ASA	31,349	464,818
		3,024,654
RUSSIA — 0.3%
Coca-Cola HBC AG (c)	20,139	734,227

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 2.3%
BW LPG, Ltd. (b)	60,671	$415,694
DBS Group Holdings, Ltd.	91,600	2,079,961
IGG, Inc.	60,000	89,062
Japfa, Ltd.	1,479,800	973,479
United Overseas Bank, Ltd.	54,200	1,068,426
		4,626,622
SOUTH AFRICA — 0.8%
Anglo American PLC	35,718	1,589,107
SPAIN — 1.0%
Aedas Homes SA (b)(c)	3,777	96,493
CIE Automotive SA	17,492	529,426
Iberdrola SA	88,163	1,182,076
Unicaja Banco SA (b)	268,575	298,365
		2,106,360
SWEDEN — 3.4%
Bilia AB Class A	25,311	488,898
Boliden AB	3,727	149,230
Bonava AB Class B	28,450	361,100
Electrolux AB Class B	5,053	143,056
Getinge AB Class B	18,282	645,054
Husqvarna AB Class B	125,837	1,841,909
Inwido AB	54,399	973,452
Kinnevik AB Class B (a)(c)	37,535	1,431,493
Lundin Energy AB	4,474	153,603
Mekonomen AB (c)	33,819	626,764
Telefonaktiebolaget LM Ericsson Class B	14,366	190,229
		7,004,788
SWITZERLAND — 8.0%
ABB, Ltd.	9,146	311,848
Bell Food Group AG	1,073	339,376
Holcim, Ltd. (c)	37,497	2,228,560
Julius Baer Group, Ltd.	10,837	742,145
Nestle SA	16,584	2,040,966
Novartis AG	42,123	3,695,772
Roche Holding AG	7,553	2,625,707
Sonova Holding AG (c)	2,242	797,100
STMicroelectronics NV	998	37,313
Swiss Life Holding AG	1,726	894,949
UBS Group AG	169,069	2,741,380
		16,455,116
UNITED KINGDOM — 8.3%
3i Group PLC	88,198	1,555,816
Ashtead Group PLC	21,804	1,592,954
AstraZeneca PLC	1,779	203,135
Barratt Developments PLC	27,458	294,747
BP PLC	31,912	138,649
British American Tobacco PLC	22,578	869,288
BT Group PLC (c)	298,124	739,760
CK Hutchison Holdings, Ltd.	135,500	1,060,653
CVS Group PLC (c)	12,712	394,179
Security Description	Shares	Value
Direct Line Insurance Group PLC	8,436	$35,593
EMIS Group PLC	15,874	267,177
GlaxoSmithKline PLC	70,811	1,350,806
ITV PLC (c)	169,316	308,526
J Sainsbury PLC	385,139	1,451,690
Kingfisher PLC (c)	265,094	1,355,478
Legal & General Group PLC	398,540	1,607,967
M&G PLC	118,335	410,601
Royal Mail PLC (c)	134,050	1,100,712
SSE PLC	59,399	1,299,846
Synthomer PLC	41,846	314,151
Tate & Lyle PLC	57,455	624,576
		16,976,304
UNITED STATES — 1.2%
Rhi Magnesita NV	4,790	302,499
Schneider Electric SE	230	36,293
Stellantis NV	109,130	2,163,591
		2,502,383
TOTAL COMMON STOCKS (Cost $171,832,566)		199,999,794

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	759,872	759,872
State Street Navigator Securities Lending Portfolio II (f) (g)	4,970,833	4,970,833
TOTAL SHORT-TERM INVESTMENTS (Cost $5,730,705)		5,730,705
TOTAL INVESTMENTS — 100.6% (Cost $177,563,271)		205,730,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,216,509)
NET ASSETS — 100.0%		$204,513,990
(a)	All or a portion of the shares of the security are on loan at May 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of May 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At May 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	26	06/18/2021	$2,851,564	$3,038,100	$186,536
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$199,999,794	$—	$—	$199,999,794
Short-Term Investments	5,730,705	—	—	5,730,705
TOTAL INVESTMENTS	$205,730,499	$—	$—	$205,730,499
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	186,536	—	—	186,536
TOTAL OTHER FINANCIAL INSTRUMENTS:	$186,536	$—	$—	$186,536
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$205,917,035	$—	$—	$205,917,035
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of May 31, 2021

% of Net Assets
Pharmaceuticals	7.0%
Banks	6.8
Insurance	6.6
Metals & Mining	5.7
Automobiles	5.4
Food Products	3.7
Trading Companies & Distributors	3.6
Food & Staples Retailing	3.4
Diversified Telecommunication Services	3.1
Household Durables	2.8
Marine	2.7
Media	2.5
Technology Hardware, Storage & Peripherals	2.5
Capital Markets	2.5
Building Products	2.5
Chemicals	2.2
IT Services	2.1
Air Freight & Logistics	2.0
Health Care Providers & Services	2.0
Health Care Equipment & Supplies	1.8
Semiconductors & Semiconductor Equipment	1.8
Industrial Conglomerates	1.8
Specialty Retail	1.8
Electric Utilities	1.8
Oil, Gas & Consumable Fuels	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Multiline Retail	1.5
Construction Materials	1.3
Diversified Financial Services	1.3
Machinery	1.2
Textiles, Apparel & Luxury Goods	1.1
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

		% of Net Assets
	Real Estate Management & Development	1.1%
	Electrical Equipment	0.9
	Auto Components	0.9
	Wireless Telecommunication Services	0.9
	Tobacco	0.9
	Professional Services	0.8
	Electronic Equipment, Instruments & Components	0.7
	Communications Equipment	0.6
	Road & Rail	0.6
	Leisure Equipment & Products	0.5
	Construction & Engineering	0.5
	Beverages	0.5
	Multi-Utilities	0.3
	Consumer Finance	0.2
	Hotels, Restaurants & Leisure	0.2
	Commercial Services & Supplies	0.2
	Health Care Technology	0.1
	Personal Products	0.1
	Entertainment	0.0*
	Gas Utilities	0.0*
	Short-Term Investments	2.8
	Liabilities in Excess of Other Assets	(0.6)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/21	Value at 5/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$22,707,426	$21,947,554	$—	$—	759,872	$759,872	$721
State Street Navigator Securities Lending Portfolio II	28,939	28,939	27,973,789	23,031,895	—	—	4,970,833	4,970,833	20,027
Total		$28,939	$50,681,215	$44,979,449	$—	$—		$5,730,705	$20,748
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2021, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2021, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings other than below.